Debt and Lease Liabilities - Hedged Items (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Debt and Lease Liabilities
Notional amount	$ 87,175,965		$ 3,438,530
Designated as hedging instruments
Debt and Lease Liabilities
Notional amount	41,511,522	$ 44,005,755	2,304,100	$ 2,108,700
Recognized in:
Comprehensive gain (loss)	6,343,981	(9,122,973)
Total foreign exchange gain (loss) derived from hedging Senior Notes	6,343,981	(9,122,973)
Offset against:
Total foreign currency translation and foreign exchange (loss) gain derived from hedged assets	(6,343,981)	9,122,973
Designated as hedging instruments | Investment in shares of TelevisaUnivision
Offset against:
Foreign currency translation (loss) gain derived	(6,227,452)	8,946,557
Designated as hedging instruments | Open-Ended Fund
Offset against:
Foreign currency translation (loss) gain derived	(116,529)	176,416
Designated as hedging instruments | Hedge of a net investment in a foreign operation | Investment in shares of TelevisaUnivision
Debt and Lease Liabilities
Notional amount	40,694,190	43,220,986	2,258,700	2,071,100
Designated as hedging instruments | Fair value hedge | Open-Ended Fund
Debt and Lease Liabilities
Notional amount	$ 817,332	$ 784,769	$ 45,400	$ 37,600